UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05631

Lee Financial Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

3113 Olu Street

Honolulu, HI 96816-1425

(Address of principal executive offices) (Zip code)

Nancy P. O’Hara

Drinker Biddle & Reath LLP

One Logan Square

Suite #2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

(808) 988-8088

Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

The Registrant’s schedules of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

LEE FINANCIAL TACTICAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

COMMON STOCK – 89.00%
	Shares	Value
CONSUMER DISCRETIONARY – 17.15%
Adidas - ADR	32,000	$1,104,160
Hanesbrands Inc.	11,000	1,227,820
The Home Depot, Inc.	15,500	1,627,035
Kohl’s Corporation	17,500	1,068,200
Lululemon Athletica Inc. (a)	18,500	1,032,115
Wynn Resorts Limited	8,300	1,234,708
		7,294,038

CONSUMER STAPLES – 17.37%
Archer-Daniels-Midland Company	16,000	832,000
CVS Health Corporation	24,600	2,369,226
Cotsco Wholesale Corporation	17,100	2,423,925
Nestle S.A. - ADR	13,000	948,350
Philip Morris International Inc.	10,000	814,500
		7,388,001

ENERGY – 11.08%
BP PLC - ADR	33,000	1,257,960
Chevron Corporation	8,000	897,440
Oneok, Inc.	24,000	1,194,960
Phillips 66	19,000	1,362,300
		4,712,660

FINANCIALS – 5.38%
The Goldman Sachs Group, Inc.	11,800	2,287,194
		2,287,194

HEALTH CARE – 9.84%
Mylan Inc. (a)	30,000	1,691,100
PerkinElmer, Inc.	36,000	1,574,280
Teva Pharmaceutical Industries Ltd. - ADR	16,000	920,160
		4,185,540

See accompanying notes to schedule of investments.

LEE FINANCIAL TACTICAL FUND

SCHEDULE OF INVESTMENTS– (Continued)

December 31, 2014 (Unaudited)

	Shares	Value
INDUSTRIALS – 10.88%
Raytheon Company	10,000	$1,081,700
3M Company	8,100	1,330,992
Union Pacific Corporation	18,600	2,215,818
		4,628,510

INFORMATION TECHNOLOGY – 12.42%
Apple Inc.	16,100	1,777,118
Corning Incorporated	65,000	1,490,450
Google Inc. – Class A (a)	3,800	2,016,508
		5,284,076

MATERIALS – 3.69%
Barrick Gold Corporation	35,000	376,250
Monsanto Company	10,000	1,194,700
		1,570,950

UTILITIES – 1.19%
FirstEnergy Corp.	13,000	506,870
		506,870

Total Common Stocks (Cost $32,080,466)		$37,857,839

EXCHANGE TRADED NOTES – 2.24%
iPath S&P 500 Short-term Futures (a)	30,300	954,753
		954,753

Total Exchange Traded Notes (Cost $914,986)		$954,753

See accompanying notes to schedule of investments.

LEE FINANCIAL TACTICAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2014 (Unaudited)

	Shares	Value
STRUCTURED NOTES – 4.91%
Deutsche Bank Capped Buffered Notes Linked to the iShares®MSCI Emerging Markets ETF Due 04/29/2015 (a) Return at maturity of 100% of the appreciation, if any, of the iShares® MSCI Emerging Markets ETF up to cap of 8.30% and losses of 100% of the depreciation of the iShares® MSCI Emerging Markets ETF in excess of 15%.	800,000	$811,200
Deutsche Bank Uncapped Buffered Notes Linked to the EURO STOXX 50® Index due 09/08/2016 (a) Return at maturity of 100% of the appreciation, if any, of the EURO STOXX 50® Index and losses of 100% of the depreciation of the EURO STOXX 50® Index in excess of 10%.	500,000	478,900
JP Morgan Chase & Co. Capped Buffered Return Enhanced Notes Linked to the Russell 2000® Index Due 12/15/2015 (a) Return at maturity of 150.00% of the appreciation, if any, of the Russell 2000® Index up to cap of 9.70% and losses of 100% of the depreciation of the Russell 2000® Index in excess of 10%.	800,000	797,920

Total Structured Notes (Cost $2,100,000)		$2,088,020

MONEY MARKET FUND – 5.80%

Federated Government Obligation-I	2,466,970	2,466,970

Money Market Fund (Cost $2,466,970)		$2,466,970

Total Investments (Cost $37,562,422) (b)	101.95%	43,367,582
Other Assets Less Liabilities	(1.95)%	(827,531)
Net Assets	100.00%	$42,540,051

(a) Non-Income producing security.

(b) Aggregate cost for federal income tax purposes is $37,562,422.

At December 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$6,221,045
Gross unrealized (depreciation)	(415,885)
Net unrealized appreciation	$5,805,160

See accompanying notes to schedule of investments.

LEE FINANCIAL TACTICAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

(1)   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Lee Financial Tactical Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. Lee Financial Mutual Fund, Inc. currently has two investment portfolios, including the Fund which is currently offering one Class of Shares: Investor Shares.

 (A)   SECURITY VALUATION

Portfolio securities that are fixed income (debt) securities are valued by an independent pricing agent using methodologies that it believes are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Structured notes are valued at the closing price or evaluated bid as provided daily by independent pricing agents. Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available will be valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the closing bid price. Securities traded over-the-counter will be valued at the last reported sale price on the Nasdaq Trade Reporting Facility, Alternative Display Facility or other facility that reports trades of over-the-counter securities. If there is no such reported sale on the valuation date, over-the-counter securities will be valued at the most recently quoted bid price. Nasdaq listed securities are valued at the Nasdaq Official Closing Price. Options listed for trading on a securities exchange or board of trade will be valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. In the absence of a last quoted sales price or mean price, options are valued at the closing ask price (for short positions). Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value. Exchange-traded open-end investment companies and closed-end investment companies are priced as equity securities. Foreign securities are often principally traded on markets that close at different hours than U.S. markets. Such securities will be valued at their most recent closing prices on the relevant principal exchange even if the close of that exchange is earlier than the time of the Fund’s net asset value (“NAV”) calculation. However, securities traded in foreign markets which remain open as of the time of the NAV calculation will be valued at the most recent sales price as of the time of the NAV calculation. In addition, prices for certain foreign securities may be obtained from the Fund’s approved independent pricing agents. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotations are not readily available or for which available prices are believed to be suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

LEE FINANCIAL TACTICAL FUND

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Common Stocks and Exchange–Traded Funds, to the extent these securities are actively traded and valuation adjustments are not applied, are categorized in Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy.

Structured Notes are categorized in Level 2 of the fair value hierarchy.

Investment in registered open-end investment management companies will be categorized as Level 1 of the fair value hierarchy.

Options listed for trading on a securities exchange or board of trade, and which are actively traded, are categorized in Level 1 of the fair value hierarchy.

LEE FINANCIAL TACTICAL FUND

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2014 (Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments, as of December 31, 2014. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$37,857,839	$-0-	$-0-	$37,857,839
Exchange-Traded Notes	$954,753	$-0-	$-0-	$954,753
Structured Notes	$-0-	$2,088,020	$-0-	$2,088,020
Money Market Fund	$2,466,970	$-0-	$-0-	$2,466,970
Total Investments	$41,279,562	$2,080,020	$-0-	$43,367,582

Liabilities
Written covered call options	$-0-	$-0-	$-0-	$-0-

There were no transfers in to and out of Levels 1 and 2 during the current period presented.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the course of the December 31, 2014 period.

Structured Notes
at Value
Balance as of 09/30/2014	$-0-
Realized gain (loss)	$-
Change in unrealized appreciation (depreciation)	$
Purchases (sales)	$800,000
Transfers in and/or out of Level 3	$800,000
Balance as of 12/31/2014	$-0-

 (B)  SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. The Fund intends to pay income dividends at least annually.

LEE FINANCIAL TACTICAL FUND

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2014 (Unaudited)

(2)   SUBSEQUENT EVENTS DISCLOSURE

The Fund has evaluated events and transactions that occurred subsequent to December 31, 2014 for potential recognition or disclosure through the date the Financial Statement were issued. This evaluation did not result in any subsequent events that necessitated disclosure or adjustment.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

		Value
Par Value		(Note 1 (A))

HAWAII MUNICIPAL BONDS – 94.31%
	Hawaii County
	General Obligation Bonds – 3.16%
$1,755,000	5.000%, 07/15/21	$1,977,376
1,210,000	5.000%, 03/01/25	1,391,984
1,265,000	5.000%, 03/01/26	1,453,915
500,000	5.000%, 03/01/30	573,085
		5,396,360
	Hawaii State
	General Obligation Bonds – 3.93%
4,000,000	5.000%, 06/01/25	4,618,280
270,000	5.000%, 05/01/27	305,740
1,580,000	5.000%, 05/01/27	1,772,033
		6,696,053

	Airport Systems Revenue Bonds – 8.87%
1,000,000	5.000%, 07/01/24	1,146,250
665,000	5.250%, 07/01/26	778,276
11,280,000	5.250%, 07/01/27	13,195,006
		15,119,532

	Certificates of Participation–State Office Buildings – 4.22%
1,500,000	5.000%, 05/01/15	1,523,175
4,200,000	5.000%, 05/01/17	4,574,052
500,000	4.000%, 05/01/19	547,035
500,000	4.000%, 05/01/20	548,360
		7,192,622
	Department of Budget & Finance Special Purpose Revenue Bonds
	Hawaiian Electric Company, Inc. – 10.52%
4,400,000	4.800%, 01/01/25	4,412,496
5,000,000	4.650%, 03/01/37	5,113,850
7,200,000	6.500%, 07/01/39	8,418,312
		17,944,658

	Chaminade University – 2.98%
2,750,000	5.000%, 01/01/26	2,790,425
1,270,000	4.700%, 01/01/31	1,280,947
1,000,000	4.750%, 01/01/36	1,009,010
		5,080,382

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2014 (Unaudited)

		Value
Par Value		(Note 1 (A))

	Hawaii Pacific Health – 4.58%
$775,000	4.625%, 07/01/21	$856,003
6,000,000	5.500%, 07/01/40	6,724,560
200,000	5.750%, 07/01/40	227,738
		7,808,301
	Hawaii Mid-Pacific Institute – 2.20%
2,085,000	5.000%, 01/01/26	2,108,769
1,635,000	4.625%, 01/01/36	1,636,946
		3,745,715

	Kahala Nui – 6.89%
300,000	3.350%, 11/15/19	304,761
300,000	3.600%, 11/15/20	304,419
250,000	3.800%, 11/15/21	253,807
500,000	5.000%, 11/15/21	558,925
1,065,000	4.625%, 11/15/27	1,087,099
1,200,000	5.000%, 11/15/27	1,348,104
3,200,000	5.125%, 11/15/32	3,496,928
4,055,000	5.250%, 11/15/37	4,393,714
		11,747,757

	Department of Hawaiian Homelands – 2.55%
1,000,000	5.875%, 04/01/34	1,099,300
3,000,000	6.000%, 04/01/39	3,250,920
		4,350,220

	Hawaiian Homelands – COP Kapolei – 3.89%
210,000	3.750%, 11/01/16	221,010
950,000	4.125%, 11/01/23	991,430
5,100,000	5.000%, 11/01/31	5,416,251
		6,628,691

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2014 (Unaudited)

		Value
Par Value		(Note 1 (A))

	Department of Transportation Airports COP – 5.02%
$1,000,000	5.000%, 08/01/23	$1,194,300
1,420,000	5.250%, 08/01/24	1,704,965
725,000	5.250%, 08/01/25	866,194
2,570,000	5.250%, 08/01/26	3,053,186
1,000,000	5.000%, 08/01/27	1,159,130
500,000	5.000%, 08/01/28	576,695
		8,554,470

	Harbor Capital Improvements Revenue Bonds – 3.13%
1,580,000	5.250%, 01/01/16	1,585,435
1,665,000	5.375%, 01/01/17	1,670,212
2,005,000	5.250%, 01/01/21	2,085,982
		5,341,629

	Hawaii Health Systems – 0.62%
1,059,000	4.700%, 02/15/19	1,061,224

	Highway Revenue – 1.13%
1,640,000	5.000%, 01/01/26	1,935,856

	Housing Authority
	Single Family Mortgage Special Purpose Revenue Bonds – 0.14%
225,000	5.000%, 07/01/36	232,290

	HFDC Rental Housing System Revenue Bonds – 3.75%
810,000	4.750%, 07/01/22	846,215
600,000	4.750%, 07/01/23	630,630
895,000	5.000%, 07/01/24	946,096
100,000	5.000%, 07/01/25	105,751
990,000	6.000%, 07/01/26	1,077,773
1,055,000	6.000%, 07/01/27	1,140,856
785,000	6.000%, 07/01/28	845,217
750,000	6.000%, 07/01/29	805,943
		6,398,481

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2014 (Unaudited)

		Value
Par Value		(Note 1 (A))

	HFDC Multi-Family-Kuhio Park– 3.48%
$2,430,000	4.750%, 10/01/27	$2,641,288
3,000,000	4.950%, 04/01/29	3,290,970
		5,932,258

	Multi-Family-Iwilei Apartments– 2.50%
165,000	3.300%, 01/01/26	168,630
4,000,000	3.750%, 01/01/31	4,094,760
		4,263,390

	Multi-Family-Kooloaula Apartments– 2.22%
220,000	3.125%, 09/01/22	221,753
3,435,000	4.000%, 09/01/33	3,558,145
		3,779,898

	University of Hawaii - Revenue Bonds – 5.96%
100,000	4.000%, 07/15/16	105,452
1,000,000	5.000%, 10/01/18	1,132,530
1,000,000	5.000%, 10/01/19	1,155,940
1,500,000	5.000%, 10/01/23	1,605,150
3,355,000	4.500%, 07/15/26	3,517,114
2,500,000	5.000%, 07/15/29	2,641,550
		10,157,736

	Honolulu City & County
	General Obligation Bonds – 0.34%
500,000	5.000%, 11/01/33	587,100

	Multi-Family – Waipahu – 1.09%
1,850,000	6.900%, 06/20/35	1,855,217

	Water System Revenue Bonds
	Board of Water Supply – 4.83%
3,550,000	4.500%, 07/01/23	3,764,349
1,470,000	5.000%, 07/01/26	1,569,637
2,500,000	5.000%, 07/01/32	2,894,700
		8,228,686

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2014 (Unaudited)

		Value
Par Value		(Note 1 (A))

	Kauai County
	General Obligation Bonds – 3.01%
$400,000	3.125%, 08/01/23	$426,528
770,000	5.000%, 08/01/24	904,796
880,000	3.625%, 08/01/25	944,038
2,780,000	5.000%, 08/01/27	2,856,394
		5,131,756
	Kukuiula Development – 2.05%
1,090,000	5.625%, 05/15/33	1,138,254
2,250,000	5.750%, 05/15/42	2,348,460
		3,486,714
	Maui County
	General Obligation Bonds – 1.25%
1,000,000	5.000%, 07/01/23	1,067,780
1,000,000	5.000%, 07/01/24	1,067,780
		2,135,560

	Total Hawaii Municipal Bonds (Cost $151,931,171)	$160,792,556

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2014 (Unaudited)

			Value
Par Value			(Note 1 (A))

VIRGIN ISLANDS MUNICIPAL BONDS - 0.04%

	Virgin Islands
	Public Finance Authority, Series A - 0.04%
$55,000	7.300%, 10/01/18		$61,407

	Total Virgin Islands Municipal Bonds (Cost $54,794)		$61,407

	Total Investments (Cost $151,985,965) (a)	94.35%	160,853,963
	Other Assets Less Liabilities	5.65%	9,639,352
	Net Assets	100.00%	$170,493,315

(a)Aggregate cost for federal income tax purposes is $151,985,965.

At December 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$8,872,008
Gross unrealized (depreciation)	(4,010)
Net unrealized appreciation	$8,867,998

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

(1)  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. Lee Financial Mutual Fund, Inc. currently has two investment portfolios, including the Hawaii Municipal Fund which is currently offering one Class of Shares: Investor Shares.

 (A)   SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2014 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of December 31, 2014. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-0-	$160,853,963	$-0-	$160,853,963

There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.

(2)   SUBSEQUENT EVENTS DISCLOSURE

The Fund has evaluated events and transactions that occurred subsequent to December 31, 2014 for potential recognition or disclosure through the date the Financial Statement were issued. This evaluation did not result in any subsequent events that necessitated disclosure or adjustment.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lee Financial Mutual Fund, Inc.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO

Date:	February 23, 2015

By:	/s/ Nora B. Foley
Nora B. Foley, Treasurer

Date:	February 23, 2015